Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [Abstract]
Expenses by nature
3. Expenses by nature

The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Research and development
External research and development expenses (1)	26,178	27,800	23,050
Employee expenses (2) (5)	12,587	7,216	6,771
Total research and development expenses (3)	38,765	35,016	29,821

General and administrative
External costs	12,956	10,182	7,692
Employee expenses (4) (5)	8,695	4,820	3,429
Depreciation	302	294	280
Total general and administrative expenses	21,953	15,296	11,401
Total operating expenses	60,718	50,312	41,222

(1) Includes depreciation expense, see Note 11 “Property, Plant and Equipment”.
(2) Included in employee expenses is share-based compensation expense of $3.9 million, $0.5 million and $1.4 million for the years ended December 31, 2025, 2024 and 2023, respectively, relating to employees in the research and development department.

(3) Depreciation and other expenses have been reclassified to external research and development expenses for all periods presented as it provides more relevant information.

(4) Included in employee expenses is share-based compensation expense of $4.6 million, $0.7 million and $0.9 million for the years ended December 31, 2025, 2024 and 2023, respectively, relating to employees in the general and administrative department.
(5) Includes termination expenses incurred.